CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,905,357	$ 5,995,872
Other receivables	231,053	374,678
Prepaid expenses and deposits	15,290	69,036
Finance receivables, net	0	3,432,340
Investments	459,080	1,202,349
Inventory	52,133	117,242
Digital assets - restricted	1,601,865	0
Digital assets	2,213,575	861,230
Total current assets	6,478,353	12,052,747
Non-current assets
Equipment, net	67,029	76,894
Investments	0	2,224
Right-of-use asset, net	102,320	53,488
Intangible assets, net	4,513,207	4,933,871
Total assets	11,160,909	17,119,224
Current liabilities
Trade and other payables	4,182,083	4,362,068
Lease obligations	103,165	53,780
Warrants liability	0	212,002
Derivative liabilities	0	280,000
Deferred income	0	1,000,000
Notes payable	1,300,549	619,029
Convertible debentures	472,497	152,113
Total current liabilities	6,058,294	6,678,992
Total liabilities	6,058,294	6,678,992
SHAREHOLDERS' EQUITY
Warrants	10,009	1,997,759
Contributed surplus	35,405,812	31,072,543
Foreign exchange translation reserve	91,533	50,795
Accumulated deficit	(198,286,170)	(172,110,884)
Equity attributable to shareholders of the Company	6,924,475	11,480,538
Non-controlling interests	(1,821,860)	(1,040,306)
Shareholders equity	5,102,615	10,440,232
Total liabilities and shareholders' equity	11,160,909	17,119,224
Class A Shares
SHAREHOLDERS' EQUITY
Class A share capital	152,247	151,701
Shareholders equity	152,247	151,701
Class B Subordinate Shares
SHAREHOLDERS' EQUITY
Class B share capital	$ 169,551,044	$ 150,318,624